UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Leveraged Company Stock Fund Class A, Class T, Class C, Class I and Class Z Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Boston Scientific Corp.	3.3	6.1
Alphabet, Inc. Class C	2.8	0.0
Delta Air Lines, Inc.	2.6	2.9
Newell Brands, Inc.	2.5	2.0
Allergan PLC	2.4	0.0
NXP Semiconductors NV	2.4	3.2
LyondellBasell Industries NV Class A	2.3	7.9
Comcast Corp. Class A	2.1	2.4
Broadcom Ltd.	2.0	0.0
Bank of America Corp.	1.9	3.1
	24.3

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.9	24.4
Information Technology	17.6	9.2
Industrials	13.6	9.4
Health Care	11.0	18.6
Financials	10.1	12.1

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017 *
Stocks	96.0%
Bonds	1.3%
Other Investments	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 16.7%

As of July 31, 2016*
Stocks	98.2%
Bonds	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 17.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.8%
Auto Components - 2.3%
Delphi Automotive PLC	303,200	$21,242
Tenneco, Inc.	630,300	42,514
		63,756
Automobiles - 2.0%
General Motors Co.	1,344,163	49,210
General Motors Co. warrants 7/10/19 (a)	395,121	7,448
		56,658
Diversified Consumer Services - 1.2%
Service Corp. International	1,191,167	34,699
Hotels, Restaurants & Leisure - 4.6%
ARAMARK Holdings Corp.	456,704	15,455
Eldorado Resorts, Inc. (a)(b)	893,200	13,845
Extended Stay America, Inc. unit	1,783,700	28,914
Melco Crown Entertainment Ltd. sponsored ADR	1,605,200	27,032
Red Rock Resorts, Inc. (c)	4,632	109
U.S. Foods Holding Corp.	1,564,200	42,546
		127,901
Household Durables - 4.4%
CalAtlantic Group, Inc.	299,500	10,444
Lennar Corp. Class A	576,600	25,745
Newell Brands, Inc.	1,497,553	70,879
Whirlpool Corp.	90,800	15,880
		122,948
Internet & Direct Marketing Retail - 1.1%
Liberty Interactive Corp. QVC Group Series A (a)	1,608,300	30,847
Media - 7.3%
AMC Networks, Inc. Class A (a)	279,400	16,024
Charter Communications, Inc. Class A (a)	113,200	36,671
Cinemark Holdings, Inc.	828,655	35,218
Comcast Corp. Class A	796,566	60,077
DISH Network Corp. Class A (a)	289,200	17,112
Gray Television, Inc. (a)	1,383,763	16,398
Nexstar Broadcasting Group, Inc. Class A	329,302	21,536
		203,036
Specialty Retail - 0.9%
AutoZone, Inc. (a)	14,400	10,440
L Brands, Inc.	218,100	13,132
		23,572

TOTAL CONSUMER DISCRETIONARY		663,417

CONSUMER STAPLES - 2.4%
Food Products - 1.0%
Darling International, Inc. (a)	2,230,067	26,761
Household Products - 1.4%
Spectrum Brands Holdings, Inc. (b)	300,500	40,084

TOTAL CONSUMER STAPLES		66,845

ENERGY - 8.3%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc.	614,900	38,788
Halliburton Co.	892,307	50,478
SAExploration Holdings, Inc. (c)	369,702	2,373
		91,639
Oil, Gas & Consumable Fuels - 5.0%
Cheniere Energy, Inc. (a)	633,800	30,201
Continental Resources, Inc. (a)	455,091	22,099
Extraction Oil & Gas, Inc.	469,422	8,412
QEP Resources, Inc. (a)	795,900	13,880
Rice Energy, Inc. (a)	653,800	12,965
SM Energy Co.	608,600	18,568
Southwestern Energy Co. (a)	2,159,200	19,454
Whiting Petroleum Corp. (a)	1,326,818	14,714
		140,293

TOTAL ENERGY		231,932

FINANCIALS - 9.3%
Banks - 9.3%
Bank of America Corp.	2,338,201	52,937
CIT Group, Inc.	1,059,490	43,640
Citigroup, Inc.	317,253	17,712
Huntington Bancshares, Inc.	3,144,220	42,541
Regions Financial Corp.	2,636,720	37,995
SunTrust Banks, Inc.	482,300	27,404
Wells Fargo & Co.	652,300	36,744
		258,973
HEALTH CARE - 11.0%
Health Care Equipment & Supplies - 3.8%
Boston Scientific Corp. (a)	3,834,144	92,248
Zimmer Biomet Holdings, Inc.	112,200	13,277
		105,525
Health Care Providers & Services - 2.8%
HCA Holdings, Inc. (a)	616,421	49,486
Tenet Healthcare Corp. (a)	1,596,763	28,087
		77,573
Life Sciences Tools & Services - 0.5%
PRA Health Sciences, Inc. (a)	254,200	14,894
Pharmaceuticals - 3.9%
Allergan PLC	312,300	68,359
Jazz Pharmaceuticals PLC (a)	250,100	30,492
Teva Pharmaceutical Industries Ltd. sponsored ADR	327,600	10,952
		109,803

TOTAL HEALTH CARE		307,795

INDUSTRIALS - 13.6%
Aerospace & Defense - 1.4%
Huntington Ingalls Industries, Inc.	196,360	38,086
Airlines - 3.9%
American Airlines Group, Inc.	791,900	35,042
Delta Air Lines, Inc.	1,538,120	72,661
		107,703
Building Products - 0.5%
Allegion PLC	201,992	13,265
Commercial Services & Supplies - 1.4%
Deluxe Corp.	243,687	17,753
KAR Auction Services, Inc.	442,600	20,160
		37,913
Construction & Engineering - 0.0%
Keane Group, Inc.	31,300	691
Machinery - 2.2%
Allison Transmission Holdings, Inc.	696,000	24,346
Ingersoll-Rand PLC	475,277	37,713
		62,059
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	662	6
Trading Companies & Distributors - 4.2%
AerCap Holdings NV (a)	1,110,800	49,175
HD Supply Holdings, Inc. (a)	867,400	36,691
MSC Industrial Direct Co., Inc. Class A	154,300	15,762
United Rentals, Inc. (a)	133,600	16,902
		118,530

TOTAL INDUSTRIALS		378,253

INFORMATION TECHNOLOGY - 17.4%
Electronic Equipment & Components - 4.0%
Avnet, Inc.	489,587	22,736
Belden, Inc.	455,836	34,858
CDW Corp.	683,500	35,207
Dell Technologies, Inc. (a)	314,871	19,834
		112,635
Internet Software & Services - 4.6%
Alphabet, Inc. Class C (a)	98,700	78,643
Facebook, Inc. Class A (a)	290,100	37,806
VeriSign, Inc. (a)(b)	133,800	10,732
		127,181
Semiconductors & Semiconductor Equipment - 8.8%
Broadcom Ltd.	272,300	54,324
Intersil Corp. Class A	550,113	12,339
Micron Technology, Inc. (a)	1,312,055	31,634
NXP Semiconductors NV (a)	693,705	67,879
ON Semiconductor Corp. (a)	2,591,100	34,513
Qorvo, Inc. (a)	697,400	44,780
		245,469

TOTAL INFORMATION TECHNOLOGY		485,285

MATERIALS - 8.7%
Chemicals - 4.4%
Ingevity Corp. (a)	414,950	23,067
LyondellBasell Industries NV Class A	689,090	64,271
Phosphate Holdings, Inc. (a)	192,500	1
Platform Specialty Products Corp. (a)	1,587,003	19,266
The Mosaic Co.	528,100	16,566
		123,171
Containers & Packaging - 2.0%
Graphic Packaging Holding Co.	2,104,700	26,330
Sealed Air Corp.	289,466	14,039
WestRock Co.	288,995	15,421
		55,790
Metals & Mining - 1.2%
Alcoa Corp.	291,600	10,629
Freeport-McMoRan, Inc. (a)	1,411,600	23,503
Ormet Corp. (a)	150,000	0
		34,132
Paper & Forest Products - 1.1%
Kapstone Paper & Packaging Corp.	543,100	13,024
Neenah Paper, Inc.	192,741	15,834
		28,858

TOTAL MATERIALS		241,951

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Gaming & Leisure Properties	812,726	25,707
UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Calpine Corp. (a)	1,124,600	13,270
Dynegy, Inc. (a)	330,162	3,153
		16,423
TOTAL COMMON STOCKS
(Cost $1,928,378)		2,676,581
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 1.1%
Media - 1.1%
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (c)(d)	30,000	28,500
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (c)(d)	660	487
		28,987
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
EIG Investors Corp. 10.875% 2/1/24	5,055	5,068
MATERIALS - 0.0%
Metals & Mining - 0.0%
Murray Energy Corp. 11.25% 4/15/21 (c)	1,470	1,068
TOTAL NONCONVERTIBLE BONDS
(Cost $35,260)		35,123

Preferred Securities - 0.8%
FINANCIALS - 0.8%
Banks - 0.8%
Royal Bank of Scotland Group PLC 8.625%(d)(e)
(Cost $21,078)	21,300	22,161
	Shares	Value (000s)

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.62% (f)	67,336,815	67,350
Fidelity Securities Lending Cash Central Fund 0.65% (f)(g)	15,922,384	15,926
TOTAL MONEY MARKET FUNDS
(Cost $83,269)		83,276
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $2,067,985)		2,817,141
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(30,619)
NET ASSETS - 100%		$2,786,522

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,537,000 or 1.2% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$194
Fidelity Securities Lending Cash Central Fund	79
Total	$273

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$663,417	$663,417	$--	$--
Consumer Staples	66,845	66,845	--	--
Energy	231,932	231,932	--	--
Financials	258,973	258,973	--	--
Health Care	307,795	307,795	--	--
Industrials	378,253	378,253	--	--
Information Technology	485,285	485,285	--	--
Materials	241,951	241,951	--	--
Real Estate	25,707	25,707	--	--
Utilities	16,423	16,423	--	--
Corporate Bonds	35,123	--	35,123	--
Preferred Securities	22,161	--	22,161	--
Money Market Funds	83,276	83,276	--	--
Total Investments in Securities:	$2,817,141	$2,759,857	$57,284	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.3%
Netherlands	6.4%
Ireland	5.3%
Singapore	2.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,648) — See accompanying schedule: Unaffiliated issuers (cost $1,984,716)	$2,733,865
Fidelity Central Funds (cost $83,269)	83,276
Total Investments (cost $2,067,985)		$2,817,141
Receivable for fund shares sold		1,407
Dividends receivable		2,144
Interest receivable		1,616
Distributions receivable from Fidelity Central Funds		43
Prepaid expenses		5
Other receivables		178
Total assets		2,822,534
Liabilities
Payable for investments purchased	$7,710
Payable for fund shares redeemed	9,649
Accrued management fee	1,395
Distribution and service plan fees payable	783
Other affiliated payables	506
Other payables and accrued expenses	47
Collateral on Securities Loaned	15,922
Total liabilities		36,012
Net Assets		$2,786,522
Net Assets consist of:
Paid in capital		$1,807,298
Undistributed net investment income		805
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		229,263
Net unrealized appreciation (depreciation) on investments		749,156
Net Assets		$2,786,522
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($998,872 ÷ 19,766.6 shares)		$50.53
Maximum offering price per share (100/94.25 of $50.53)		$53.61
Class T:
Net Asset Value and redemption price per share ($574,253 ÷ 11,642.5 shares)		$49.32
Maximum offering price per share (100/96.50 of $49.32)		$51.11
Class C:
Net Asset Value and offering price per share ($397,693 ÷ 8,546.3 shares)(a)		$46.53
Class I:
Net Asset Value, offering price and redemption price per share ($794,104 ÷ 15,453.4 shares)		$51.39
Class Z:
Net Asset Value, offering price and redemption price per share ($21,600 ÷ 420.3 shares)		$51.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$22,315
Interest		1,330
Income from Fidelity Central Funds		273
Total income		23,918
Expenses
Management fee	$8,728
Transfer agent fees	2,715
Distribution and service plan fees	4,864
Accounting and security lending fees	435
Custodian fees and expenses	23
Independent trustees' fees and expenses	6
Registration fees	87
Audit	38
Legal	8
Interest	1
Miscellaneous	10
Total expenses before reductions	16,915
Expense reductions	(340)	16,575
Net investment income (loss)		7,343
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	572,255
Fidelity Central Funds	(17)
Foreign currency transactions	(13)
Total net realized gain (loss)		572,225
Change in net unrealized appreciation (depreciation) on investment securities		(296,562)
Net gain (loss)		275,663
Net increase (decrease) in net assets resulting from operations		$283,006

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,343	$23,273
Net realized gain (loss)	572,225	238,784
Change in net unrealized appreciation (depreciation)	(296,562)	(602,653)
Net increase (decrease) in net assets resulting from operations	283,006	(340,596)
Distributions to shareholders from net investment income	(16,118)	(18,242)
Distributions to shareholders from net realized gain	(427,113)	–
Total distributions	(443,231)	(18,242)
Share transactions - net increase (decrease)	(221,952)	(858,042)
Total increase (decrease) in net assets	(382,177)	(1,216,880)
Net Assets
Beginning of period	3,168,699	4,385,579
End of period	$2,786,522	$3,168,699
Other Information
Undistributed net investment income end of period	$805	$9,580

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$53.77	$58.00	$56.57	$48.63	$34.29	$35.01
Income from Investment Operations
Net investment income (loss)A	.15	.37	.30	.26	.44B	.11
Net realized and unrealized gain (loss)	4.93	(4.33)	1.43	7.84	13.94	(.51)
Total from investment operations	5.08	(3.96)	1.73	8.10	14.38	(.40)
Distributions from net investment income	(.33)	(.27)	(.29)	(.16)	(.04)	(.32)
Distributions from net realized gain	(8.00)	–	(.01)	–	–	–
Total distributions	(8.32)C	(.27)	(.30)	(.16)	(.04)	(.32)
Net asset value, end of period	$50.53	$53.77	$58.00	$56.57	$48.63	$34.29
Total ReturnD,E,F	10.55%	(6.84)%	3.06%	16.70%	41.95%	(1.04)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.08%I	1.08%	1.07%	1.07%	1.11%	1.13%
Expenses net of fee waivers, if any	1.08%I	1.08%	1.07%	1.07%	1.11%	1.13%
Expenses net of all reductions	1.06%I	1.07%	1.07%	1.07%	1.10%	1.13%
Net investment income (loss)	.58%I	.71%	.53%	.49%	1.07%B	.33%
Supplemental Data
Net assets, end of period (in millions)	$999	$1,135	$1,514	$1,750	$1,490	$1,106
Portfolio turnover rateJ	92%I	9%	4%	9%	17%	30%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .84%.

 C Total distributions of $8.32 per share is comprised of distributions from net investment income of $.326 and distributions from net realized gain of $7.997 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$52.61	$56.74	$55.35	$47.59	$33.60	$34.36
Income from Investment Operations
Net investment income (loss)A	.09	.24	.16	.13	.34B	.03
Net realized and unrealized gain (loss)	4.81	(4.24)	1.40	7.67	13.65	(.50)
Total from investment operations	4.90	(4.00)	1.56	7.80	13.99	(.47)
Distributions from net investment income	(.20)	(.13)	(.16)	(.04)	–C	(.29)
Distributions from net realized gain	(8.00)	–	(.01)	–	–	–
Total distributions	(8.19)D	(.13)	(.17)	(.04)	–C	(.29)
Net asset value, end of period	$49.32	$52.61	$56.74	$55.35	$47.59	$33.60
Total ReturnE,F,G	10.41%	(7.06)%	2.82%	16.41%	41.65%	(1.26)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.32%J	1.32%	1.31%	1.32%	1.34%	1.35%
Expenses net of fee waivers, if any	1.32%J	1.32%	1.31%	1.31%	1.34%	1.35%
Expenses net of all reductions	1.30%J	1.31%	1.31%	1.31%	1.33%	1.35%
Net investment income (loss)	.34%J	.47%	.29%	.25%	.85%B	.11%
Supplemental Data
Net assets, end of period (in millions)	$574	$633	$891	$1,007	$1,012	$753
Portfolio turnover rateK	92%J	9%	4%	9%	17%	30%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%.

 C Amount represents less than $.005 per share.

 D Total distributions of $8.19 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $7.997 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$50.01	$54.08	$52.87	$45.65	$32.40	$33.24
Income from Investment Operations
Net investment income (loss)A	(.04)	(.02)	(.12)	(.13)	.13B	(.12)
Net realized and unrealized gain (loss)	4.56	(4.05)	1.34	7.35	13.12	(.49)
Total from investment operations	4.52	(4.07)	1.22	7.22	13.25	(.61)
Distributions from net investment income	–	–	–	–	–	(.23)
Distributions from net realized gain	(8.00)	–	(.01)	–	–	–
Total distributions	(8.00)	–	(.01)	–	–	(.23)
Net asset value, end of period	$46.53	$50.01	$54.08	$52.87	$45.65	$32.40
Total ReturnC,D,E	10.13%	(7.53)%	2.30%	15.82%	40.90%	(1.76)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.83%H	1.82%	1.82%	1.82%	1.85%	1.87%
Expenses net of fee waivers, if any	1.83%H	1.82%	1.82%	1.82%	1.85%	1.87%
Expenses net of all reductions	1.81%H	1.82%	1.82%	1.82%	1.85%	1.86%
Net investment income (loss)	(.17)%H	(.03)%	(.22)%	(.26)%	.33%B	(.41)%
Supplemental Data
Net assets, end of period (in millions)	$398	$448	$584	$614	$527	$405
Portfolio turnover rateI	92%H	9%	4%	9%	17%	30%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$54.62	$58.91	$57.46	$49.39	$34.77	$35.44
Income from Investment Operations
Net investment income (loss)A	.22	.52	.46	.40	.57B	.20
Net realized and unrealized gain (loss)	5.02	(4.40)	1.45	7.95	14.13	(.52)
Total from investment operations	5.24	(3.88)	1.91	8.35	14.70	(.32)
Distributions from net investment income	(.47)	(.41)	(.45)	(.28)	(.08)	(.35)
Distributions from net realized gain	(8.00)	–	(.01)	–	–	–
Total distributions	(8.47)	(.41)	(.46)	(.28)	(.08)	(.35)
Net asset value, end of period	$51.39	$54.62	$58.91	$57.46	$49.39	$34.77
Total ReturnC,D	10.71%	(6.59)%	3.33%	16.99%	42.34%	(.77)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G	.81%	.81%	.82%	.84%	.86%
Expenses net of fee waivers, if any	.82%G	.81%	.81%	.82%	.84%	.86%
Expenses net of all reductions	.79%G	.81%	.81%	.81%	.84%	.85%
Net investment income (loss)	.84%G	.98%	.79%	.75%	1.34%B	.60%
Supplemental Data
Net assets, end of period (in millions)	$794	$921	$1,330	$1,272	$965	$631
Portfolio turnover rateH	92%G	9%	4%	9%	17%	30%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class Z

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$54.66	$58.96	$57.51	$49.58
Income from Investment Operations
Net investment income (loss)B	.26	.59	.54	.48
Net realized and unrealized gain (loss)	5.02	(4.40)	1.44	7.77
Total from investment operations	5.28	(3.81)	1.98	8.25
Distributions from net investment income	(.55)	(.49)	(.52)	(.32)
Distributions from net realized gain	(8.00)	–	(.01)	–
Total distributions	(8.55)	(.49)	(.53)	(.32)
Net asset value, end of period	$51.39	$54.66	$58.96	$57.51
Total ReturnC,D	10.78%	(6.46)%	3.45%	16.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.68%	.68%	.68%G
Expenses net of fee waivers, if any	.68%G	.68%	.68%	.68%G
Expenses net of all reductions	.66%G	.68%	.68%	.68%G
Net investment income (loss)	.97%G	1.11%	.92%	.88%G
Supplemental Data
Net assets, end of period (in millions)	$22	$32	$41	$40
Portfolio turnover rateH	92%G	9%	4%	9%

 A For the period August 13, 2013 (commencement of sale of shares) to July 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period August 1, 2015 through June 24, 2016.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$859,513
Gross unrealized depreciation	(110,259)
Net unrealized appreciation (depreciation) on securities	$749,254
Tax cost	$2,067,887

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,318,171 and $1,991,196, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,305	$–
Class T	.25%	.25%	1,484	–
Class C	.75%	.25%	2,075	73
			$4,864	$73

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26
Class T	5
Class C(a)	14
$45

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,005.19
Class T	548.18
Class C	400.19
Class I	756.18
Class Z	6.05
	$2,715

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $58 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$14,987.58%		$1

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $79. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $327 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Class A	$6,317	$6,789
Class T	2,187	1,901
Class I	7,373	9,229
Class Z	241	323
Total	$16,118	$18,242
From net realized gain
Class A	$150,569	$–
Class T	87,829	–
Class C	64,870	–
Class I	120,454	–
Class Z	3,391	–
Total	$427,113	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Class A
Shares sold	686	2,631	$35,193	$137,781
Reinvestment of distributions	3,102	119	150,349	6,519
Shares redeemed	(5,124)	(7,756)	(265,661)	(402,670)
Net increase (decrease)	(1,336)	(5,006)	$(80,119)	$(258,370)
Class T
Shares sold	607	1,670	$30,381	$85,409
Reinvestment of distributions	1,803	33	85,295	1,784
Shares redeemed	(2,791)	(5,382)	(141,537)	(274,853)
Net increase (decrease)	(381)	(3,679)	$(25,861)	$(187,660)
Class B
Shares sold	–	–(a)	$–	$24
Shares redeemed	–	(473)	–	(22,982)
Net increase (decrease)	–	(473)	$–	$(22,958)
Class C
Shares sold	292	501	$13,466	$24,348
Reinvestment of distributions	1,227	–	54,862	–
Shares redeemed	(1,929)	(2,343)	(92,511)	(112,956)
Net increase (decrease)	(410)	(1,842)	$(24,183)	$(88,608)
Class I
Shares sold	1,465	4,520	$76,707	$240,604
Reinvestment of distributions	2,310	150	113,900	8,300
Shares redeemed	(5,190)	(10,380)	(272,879)	(543,514)
Net increase (decrease)	(1,415)	(5,710)	$(82,272)	$(294,610)
Class Z
Shares sold	69	287	$3,736	$14,963
Reinvestment of distributions	74	6	3,632	323
Shares redeemed	(313)	(398)	(16,885)	(21,122)
Net increase (decrease)	(170)	(105)	$(9,517)	$(5,836)

 (a) In the amount of less than five hundred shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Class A	1.08%
Actual		$1,000.00	$1,105.50	$5.73
Hypothetical-C		$1,000.00	$1,019.76	$5.50
Class T	1.32%
Actual		$1,000.00	$1,104.10	$7.00
Hypothetical-C		$1,000.00	$1,018.55	$6.72
Class C	1.83%
Actual		$1,000.00	$1,101.30	$9.69
Hypothetical-C		$1,000.00	$1,015.98	$9.30
Class I	.82%
Actual		$1,000.00	$1,107.10	$4.36
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Class Z	.68%
Actual		$1,000.00	$1,107.80	$3.61
Hypothetical-C		$1,000.00	$1,021.78	$3.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ALSF-SANN-0317
1.759104.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 27, 2017